Basis of Presentation and Summary of Significant Accounting Policies - Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2014
Land Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful lives	5 years
Land Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful lives	20 years
Buildings and Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful lives	5 years
Buildings and Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful lives	50 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful lives	3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful lives	15 years